UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,355	$2,519,850
Bombardier, Inc., 5.50%, 9/15/18(1)	630	595,350
Bombardier, Inc., 7.50%, 3/15/25(1)	1,890	1,573,425
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	85,100
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,457,450
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,077,116
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,994,650
TransDigm, Inc., 7.50%, 7/15/21	490	527,240

		$14,830,181

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$2,583,025

		$2,583,025

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$674,025
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,320	3,477,700
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,808,375
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,990	2,012,387
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,639
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	335,389
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,520,574
Navistar International Corp., 8.25%, 11/1/21	4,200	3,987,438
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	3,795	4,127,062
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,801,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,296,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	761,338
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	662,344

		$28,808,521

Banks & Thrifts — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,255,500
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,925,138
CIT Group, Inc., 5.25%, 3/15/18	605	629,200
CIT Group, Inc., 5.375%, 5/15/20	230	243,657
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,081,200

		$5,134,695

Broadcasting — 2.1%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,041,587
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,065,125
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,438,125
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,307,425
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,778,350
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	699,913
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	4,995	5,219,775
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,504,500
Tribune Media Co., 5.875%, 7/15/22(1)	3,435	3,531,867

		$24,586,667

Security	Principal Amount (000’s omitted)	Value
Building Materials — 2.1%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,100,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,760	1,812,800
Building Materials Corp. of America, 5.375%, 11/15/24(1)	3,780	3,807,972
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,685,013
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,837,750
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,769,600
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,570,624
Nortek, Inc., 8.50%, 4/15/21	2,290	2,461,750
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,787,750
USG Corp., 5.50%, 3/1/25(1)	345	347,156
USG Corp., 5.875%, 11/1/21(1)	880	926,200

		$25,106,615

Cable/Satellite TV — 4.5%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,617,387
Altice Finco SA, 7.625%, 2/15/25(1)	670	683,400
Altice SA, 7.625%, 2/15/25(1)	1,265	1,242,863
Altice SA, 7.75%, 5/15/22(1)	3,305	3,325,656
Cable One, Inc., 5.75%, 6/15/22(1)	1,355	1,388,875
Cablevision Systems Corp., 7.75%, 4/15/18	790	856,163
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,197,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,806,812
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,051,456
CSC Holdings, LLC, 5.25%, 6/1/24	385	357,569
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,220,800
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,872,800
DISH DBS Corp., 5.875%, 11/15/24	1,705	1,658,112
DISH DBS Corp., 6.75%, 6/1/21	4,450	4,717,000
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,582,213
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,940	5,033,860
Numericable-SFR SAS, 6.25%, 5/15/24(1)	585	596,378
Unitymedia GmbH, 6.125%, 1/15/25(1)	570	589,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,423,325
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,138,556
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,807,734
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,940,615
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,525,175
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,647,300
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	883,813

		$53,165,287

Capital Goods — 0.9%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,845	$2,610,287
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,998,624
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,463,147
HRG Group, Inc., 7.875%, 7/15/19(1)	2,530	2,680,328
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	883,550

		$10,635,936

Chemicals — 2.0%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	$1,015	$1,042,913
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	2,825	3,015,687
Chemours Co. (The), 6.625%, 5/15/23(1)	785	692,763
Chemours Co. (The), 7.00%, 5/15/25(1)	2,015	1,772,575
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,395,750
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	3,281,200

Security	Principal Amount (000’s omitted)			Value
Rockwood Specialties Group, Inc., 4.625%, 10/15/20		$2,825		$2,946,743
Tronox Finance, LLC, 6.375%, 8/15/20		3,635		2,971,612
Tronox Finance, LLC, 7.50%, 3/15/22(1)		950		795,625
Univar USA, Inc., 6.75%, 7/15/23(1)		1,300		1,309,750
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270		2,298,375
W.R. Grace & Co., 5.625%, 10/1/24(1)		525		537,469

				$24,060,462

Consumer Products — 1.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)		$7,320		$7,347,450
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		2,430		2,332,800
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		3,285		3,399,318
Spectrum Brands, Inc., 6.375%, 11/15/20		1,110		1,187,700
Tempur Sealy International, Inc., 6.875%, 12/15/20		2,020		2,174,025

				$16,441,293

Containers — 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.286%, 12/15/19(1)(3)		$1,105		$1,094,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		385,481
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		810,513
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)		520		527,501
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)		390		389,513
Reynolds Group Holdings, Inc., 6.875%, 2/15/21		1,855		1,948,143
Reynolds Group Holdings, Inc., 8.25%, 2/15/21		1,695		1,767,037
Reynolds Group Holdings, Inc., 9.875%, 8/15/19		4,375		4,610,156
SIG Combibloc Holdings SCA, 7.75%, 2/15/23(1)	EUR	10,230	*	11,869,213

				$23,401,767

Diversified Financial Services — 1.9%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		$1,155		$1,205,531
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)		1,480		1,496,286
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		725		734,425
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20		1,390		1,468,188
International Lease Finance Corp., 6.25%, 5/15/19		975		1,065,041
International Lease Finance Corp., 8.25%, 12/15/20		1,565		1,878,000
International Lease Finance Corp., 8.625%, 1/15/22		1,815		2,239,256
International Lease Finance Corp., 8.75%, 3/15/17		1,230		1,344,538
Navient Corp., 5.50%, 1/15/19		3,085		3,038,725
Navient Corp., 5.875%, 10/25/24		1,290		1,122,300
Navient Corp., 7.25%, 1/25/22		85		84,150
Navient Corp., 8.00%, 3/25/20		6,065		6,307,600
Quicken Loans, Inc., 5.75%, 5/1/25(1)		1,290		1,251,300

				$23,235,340

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		$1,095		$1,129,219
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,125		2,223,281
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20		445		462,800
IAC/InterActiveCorp, 4.875%, 11/30/18		1,845		1,913,265
National CineMedia, LLC, 6.00%, 4/15/22		1,215		1,257,525

				$6,986,090

Energy — 12.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20		$3,150		$3,315,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		4,260		4,552,236
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19		1,260		1,296,225
Antero Resources Corp., 5.375%, 11/1/21		3,335		3,259,962
Antero Resources Corp., 5.625%, 6/1/23(1)		1,295		1,252,913
Antero Resources Corp., 6.00%, 12/1/20		425		432,438
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)		2,195		2,244,387
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		2,155		1,874,850

Security	Principal Amount (000’s omitted)	Value
California Resources Corp., 5.50%, 9/15/21	$1,965	$1,630,950
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,258,600
Chesapeake Energy Corp., 3.539%, 4/15/19(3)	2,195	1,854,775
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	2,524,425
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	2,847,975
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,773,087
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,391,925
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,660,288
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,914,550
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,639,169
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,464,300
Denbury Resources, Inc., 5.50%, 5/1/22	715	570,213
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,377,500
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,034,434
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,847,662
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	2,105,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	2,995,200
Gulfport Energy Corp., 6.625%, 5/1/23(1)	2,585	2,597,925
Gulfport Energy Corp., 7.75%, 11/1/20	3,460	3,563,800
Halcon Resources Corp., 8.625%, 2/1/20(1)	910	872,463
Harvest Operations Corp., 6.875%, 10/1/17	800	742,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	582,130
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,000	967,500
Laredo Petroleum, Inc., 7.375%, 5/1/22	4,105	4,176,837
Matador Resources Co., 6.875%, 4/15/23(1)	2,730	2,784,600
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,615,475
Memorial Resource Development Corp., 5.875%, 7/1/22	4,850	4,595,375
NBL Texas, LLC, 5.875%, 6/1/22	2,735	2,933,287
Noble Energy, Inc., 5.625%, 5/1/21	1,740	1,846,747
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,842,750
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,681,800
PBF Logistics, LP/PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	3,680	3,689,200
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,252,538
RSP Permian, Inc., 6.625%, 10/1/22(1)	3,180	3,219,750
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,715,625
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,703,450
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	4,060	4,014,325
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,219,238
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,327,800
Sabine Pass LNG, LP, 7.50%, 11/30/16	6,000	6,270,000
SESI, LLC, 6.375%, 5/1/19	2,655	2,708,100
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	2,665	2,618,362
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,418,700
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	968,350
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	750,813
SM Energy Co., 6.125%, 11/15/22	910	900,900
SM Energy Co., 6.50%, 11/15/21	1,895	1,909,212
SM Energy Co., 6.50%, 1/1/23	1,940	1,954,550
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,390,237
Tesoro Corp., 5.375%, 10/1/22	1,970	2,009,400
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	665,600
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,606,500
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,003,525
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	3,420	3,548,250
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	384,138
WPX Energy, Inc., 5.25%, 1/15/17	715	729,300

		$146,899,241

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,155,600
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,095,619

		$2,251,219

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$4,145	$4,352,250
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	940	930,600
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,508,650

		$7,986,250

Food & Drug Retail — 0.6%
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,310	$6,578,175

		$6,578,175

Food/Beverage/Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,329	$1,847,342
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	2,947,350
Constellation Brands, Inc., 6.00%, 5/1/22	565	625,738
Dean Foods Co., 6.50%, 3/15/23(1)	4,890	5,024,475
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,540	2,603,500
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,217,187
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	585,800
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	968,300

		$15,819,692

Gaming — 2.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(4)(5)(6)	$2,605	$2,719,077
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	2,027,084
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,559,538
International Game Technology PLC, 6.50%, 2/15/25(1)	720	693,900
MGM Resorts International, 6.00%, 3/15/23	4,590	4,681,800
MGM Resorts International, 6.625%, 12/15/21	1,060	1,124,925
MGM Resorts International, 7.75%, 3/15/22	3,900	4,343,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,687	2,291,282
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,673,100
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,501,100
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,928,675

		$28,544,106

Health Care — 10.7%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$2,050	$1,947,500
Alere, Inc., 6.375%, 7/1/23(1)	3,050	3,179,625
Alere, Inc., 6.50%, 6/15/20	1,020	1,065,900
Alere, Inc., 7.25%, 7/1/18	515	542,166
Alere, Inc., 8.625%, 10/1/18	1,300	1,342,250
AmSurg Corp., 5.625%, 11/30/20	2,035	2,106,225
AmSurg Corp., 5.625%, 7/15/22	1,825	1,883,947
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	796,284
Centene Corp., 4.75%, 5/15/22	885	893,850
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,361,438
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,622,475
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,866,237
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,019,519
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,603,825
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	2,215	2,281,450
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 12/15/20(1)	540	569,025
Endo Finance, LLC/Endo FinCo, Inc., 7.75%, 1/15/22(1)	185	197,950
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 7/15/23(1)	2,690	2,811,050
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,670,375
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,581,050
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,655,338
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,367,100
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	1,290	1,309,350

Security	Principal Amount (000’s omitted)	Value
HCA, Inc., 6.50%, 2/15/20	$505	$565,916
HCA, Inc., 7.50%, 2/15/22	1,530	1,786,275
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,130,425
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,382,250
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,120	6,448,950
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,774,125
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	834,356
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	4,700	5,017,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	8,338,950
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,322,112
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,292,800
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	5,505	5,711,437
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,992,444
Sterigenics-Nordion Holdings, LLC, 6.50%, 5/15/23(1)	1,960	2,009,000
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	2,525	2,575,500
Teleflex, Inc., 5.25%, 6/15/24	845	868,238
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,760,350
Tenet Healthcare Corp., 6.75%, 6/15/23(1)	3,710	3,886,225
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,529,128
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	6,400	6,671,360
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,400	6,704,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,754,719
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,663,875
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,595,213
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,415,212

		$127,704,039

Homebuilders/Real Estate — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$1,345	$1,316,419
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	1,950	2,067,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	1,860	1,850,700
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	2,365	2,341,350

		$7,575,469

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,463,087
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,224,938
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	1,285	1,285,000

		$5,973,025

Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$2,790	$2,974,977
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,849,200
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,777,637
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,926,125
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)(8)	2,045	2,050,113

		$13,578,052

Leisure — 0.8%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$923,100
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,071,200
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	559,717
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,495,514
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,815,450
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,471,537

		$9,336,518

Security	Principal Amount (000’s omitted)	Value
Metals/Mining — 0.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,422,400
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,017,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	892,925
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,373,825
Novelis, Inc., 8.375%, 12/15/17	1,025	1,062,156
SunCoke Energy, Inc., 7.625%, 8/1/19	209	215,401
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	517,125
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	310,275
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,580,925

		$10,392,532

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,645,980

		$2,645,980

Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$5,167,563
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,115,531

		$6,283,094

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$850,500
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,060,675

		$1,911,175

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$2,610	$2,616,525
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	4,955	5,127,434
NPC International, Inc., 10.50%, 1/15/20	5,235	5,536,012

		$13,279,971

Services — 5.4%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$7,627,950
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,419,000
Audatex North America, Inc., 6.125%, 11/1/23(1)	2,000	1,962,500
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,245	2,245,000
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	3,674	3,729,110
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,856,025
CEB, Inc., 5.625%, 6/15/23(1)	815	819,075
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,302,263
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,595,100
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,266,275
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,820	14,949,900
Reliance Intermediate Holdings, LP, 6.50%, 4/1/23(1)	5,535	5,770,237
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	905,000
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	819	864,086
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	2,000	2,015,000
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,646,848
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,205,912
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,339,125
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,391,344
United Rentals North America, Inc., 8.25%, 2/1/21	92	98,372
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	1,848,762

		$64,856,884

Steel — 0.3%
ArcelorMittal, 7.00%, 2/25/22	$670	$690,100
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,574,862
Steel Dynamics, Inc., 5.50%, 10/1/24	505	501,213

		$3,766,175

Security	Principal Amount (000’s omitted)	Value
Super Retail — 4.8%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$5,425	$5,750,500
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	1,055,313
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,992,800
Dollar Tree, Inc., 5.75%, 3/1/23(1)	6,525	6,916,500
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,905	5,052,150
L Brands, Inc., 6.625%, 4/1/21	3,670	4,144,825
L Brands, Inc., 8.50%, 6/15/19	3,620	4,276,125
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,460,112
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,413,700
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,164,787
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,562,375
Party City Holdings, Inc., 8.875%, 8/1/20	2,704	2,910,180
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,239,500
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,810,194
PVH Corp., 7.75%, 11/15/23	3,385	3,977,375
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,446,900
rue21, Inc., 9.00%, 10/15/21(1)	3,235	2,830,625
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	890,375

		$56,894,336

Technology — 5.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,148,850
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,448,762
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	7,400	8,103,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	1,414,500
Avaya, Inc., 10.50%, 3/1/21(1)	3,208	2,622,417
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,633,469
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	2,965	2,935,350
CommScope, Inc., 4.375%, 6/15/20(1)	945	953,269
First Data Corp., 6.75%, 11/1/20(1)	390	413,400
First Data Corp., 7.375%, 6/15/19(1)	936	978,682
First Data Corp., 10.625%, 6/15/21	1,251	1,397,993
First Data Corp., 11.25%, 1/15/21	1,758	1,955,775
First Data Corp., 11.75%, 8/15/21	1,889	2,148,169
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,765,038
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,835	2,796,019
Infor US, Inc., 6.50%, 5/15/22(1)	3,855	3,951,375
Italics Merger Sub, Inc., 7.125%, 7/15/23(1)	3,690	3,634,650
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,075	2,002,375
Micron Technology, Inc., 5.625%, 1/15/26(1)	2,615	2,510,400
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,652,000
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	842,730
Plantronics, Inc., 5.50%, 5/31/23(1)	2,645	2,691,287
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,039,875
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,663,875
Zebra Technologies Corp., 7.25%, 10/15/22(1)	5,045	5,536,887

		$61,240,147

Telecommunications — 5.7%
CenturyLink, Inc., 6.75%, 12/1/23	$3,060	$3,079,125
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23(1)	515	494,400
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,592,325
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,227,030
Equinix, Inc., 5.375%, 1/1/22	775	790,500
Frontier Communications Corp., 6.25%, 9/15/21	1,950	1,808,625
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,667,250
Frontier Communications Corp., 7.625%, 4/15/24	285	260,775
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,399,173
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,201,713
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,530	4,417,087
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	2,084,000

Security	Principal Amount (000’s omitted)	Value
SBA Telecommunications, Inc., 5.75%, 7/15/20	$2,270	$2,380,663
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,190,681
Sprint Communications, Inc., 6.00%, 11/15/22	255	224,655
Sprint Communications, Inc., 7.00%, 8/15/20	780	751,725
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,606,887
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,209,825
Sprint Corp., 7.25%, 9/15/21	3,550	3,403,562
Sprint Corp., 7.625%, 2/15/25	2,735	2,529,875
Sprint Corp., 7.875%, 9/15/23	10,330	9,918,866
T-Mobile USA, Inc., 6.25%, 4/1/21	895	939,750
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,997,375
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,574,563
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,676,696
T-Mobile USA, Inc., 6.731%, 4/28/22	560	595,000
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,274,250
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	2,745	2,916,562
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,361,750

		$68,574,688

Transportation Ex Air/Rail — 1.1%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$477,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,687,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,335	3,289,144
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,258,250

		$13,712,294

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$790	$774,200
Calpine Corp., 5.375%, 1/15/23	2,075	2,038,688
Calpine Corp., 5.75%, 1/15/25	670	655,763
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,288,875
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,614,342
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,235,812
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,211,471
NRG Energy, Inc., 8.25%, 9/1/20	4,980	5,199,120
TerraForm Global Operating, LLC, 9.75%, 8/15/22(1)(8)	1,335	1,337,503
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,065	1,080,315
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	1,610	1,618,050

		$23,054,139

Total Corporate Bonds & Notes (identified cost $953,580,037)		$957,833,080

Senior Floating-Rate Interests — 4.9%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,995	$2,014,950

		$2,014,950

Chemicals — 0.1%
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$1,540	$1,544,812

		$1,544,812

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,818	$1,802,564

		$1,802,564

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,313,751

		$1,313,751

Food/Beverage/Tobacco — 0.0%(10)
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$550	$563,750

		$563,750

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,480	$1,484,344

		$1,484,344

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$1,944	$1,946,973

		$1,946,973

Metals/Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$2,023	$1,663,175

		$1,663,175

Publishing/Printing — 0.4%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,539	$2,554,367
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	1,773	1,783,030

		$4,337,397

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$5,000	$4,978,125
AlixPartners, LLP, Term Loan, Maturing 7/15/22(11)	3,840	3,856,320
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,170,581

		$11,005,026

Super Retail — 1.1%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,292	$3,309,519
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,950	3,903,094
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,965,834
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,596	1,604,071
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,751	2,507,996

		$13,290,514

Technology — 0.1%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$1,800	$1,654,501

		$1,654,501

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,062	$3,075,472
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,727,750
Asurion, LLC, Term Loan - Second Lien, Maturing 3/3/21(11)	3,000	2,985,000

		$9,788,222

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$461,667
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	573	529,247
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	91,250
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	791	729,996

		$1,812,160

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,518,297
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,003

		$4,482,300

Total Senior Floating-Rate Interests (identified cost $59,149,371)		$58,704,439

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$939,967

		$939,967

Health Care — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$1,342	$1,684,210
NuVasive, Inc., 2.75%, 7/1/17	5,500	7,730,937

		$9,415,147

Total Convertible Bonds (identified cost $9,897,385)		$10,355,114

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(12)	$2,065	$2,096,575
Motel 6, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	5,000	5,000,857

Total Commercial Mortgage-Backed Securities (identified cost $7,022,514)		$7,097,432

Common Stocks — 2.7%

Security	Shares	Value
Banks & Thrifts — 0.1%
CIT Group, Inc.	25,000	$1,176,000

		$1,176,000

Building Materials — 0.2%
Panolam Holdings Co.(4)(5)(13)	3,117	$2,737,225

		$2,737,225

Consumer Products — 0.0%(10)
HF Holdings, Inc.(4)(5)(13)	13,600	$335,784

		$335,784

Energy — 0.5%
Seven Generations Energy, Ltd.(13)	560,000	$6,294,300

		$6,294,300

Food/Beverage/Tobacco — 0.5%
Constellation Brands, Inc., Class A	50,993	$6,120,180

		$6,120,180

Gaming — 0.0%(10)
New Cotai Participation Corp., Class B(4)(5)(13)	7	$221,515

		$221,515

Health Care — 1.0%
AmSurg Corp.(13)	75,000	$5,380,500
Hologic, Inc.(13)	105,000	4,374,300
NuVasive, Inc.(13)	40,000	2,200,400

		$11,955,200

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(13)	80,000	$1,184,000

		$1,184,000

Security	Shares	Value
Services — 0.2%
United Rentals, Inc.(13)	30,000	$2,009,700

		$2,009,700

Telecommunications — 0.1%
NII Holdings, Inc.(13)	42,428	$606,720

		$606,720

Total Common Stocks (identified cost $26,815,810)		$32,640,624

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$694,355
Chesapeake Energy Corp., 5.75%	80	41,500

		$735,855

Health Care — 0.5%
Alere, Inc., 3.00%	18,630	$6,119,955

		$6,119,955

Total Convertible Preferred Stocks (identified cost $6,037,686)		$6,855,810

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate(13)	7,585,000	$47,406
Adelphia, Inc., Escrow Certificate(13)	3,555,000	22,219

		$69,625

Energy — 0.0%
SemGroup Corp., Escrow Certificate(4)(13)	6,330,000	$0

		$0

Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(4)(13)	$1,193,299	$23,866
PGP Investors, LLC, Membership Interests(4)(5)(13)	25,714	8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)(13)	5,410	3,065,667

		$12,089,531

Utilities — 0.0%(10)
EME Reorganization Trust	2,640,437	$34,326

		$34,326

Total Miscellaneous (identified cost $9,451,809)		$12,193,482

Warrants — 0.0%(10)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(4)(13)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

Short-Term Investments — 9.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$115,963	$115,962,690

Total Short-Term Investments (identified cost $115,962,690)		$115,962,690

Total Investments — 100.5% (identified cost $1,187,917,302)		$1,201,642,687

Other Assets — (0.5)%		$(6,207,241)

Net Assets — 100.0%		$1,195,435,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

EUR	-	Euro

*	Principal amount is denominated in Euros.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $533,976,888 or 44.7% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(7)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	When-issued/delayed delivery security.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Amount is less than 0.05%.

(11)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $69,823.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,203,418,806

Gross unrealized appreciation	$25,528,430
Gross unrealized depreciation	(27,304,549)

Net unrealized depreciation	$(1,776,119)

Restricted Securities

At July 31, 2015, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 5/20/15	$2,605,439	$2,402,587	$2,719,077

Total Corporate Bonds & Notes			$2,402,587	$2,719,077

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225

Total Common Stocks			$2,659,367	$3,294,524

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,065,667

Total Miscellaneous			$8,963,425	$12,065,665

Total Restricted Securities			$14,025,379	$18,079,266

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/31/15	Canadian Dollar 9,605,000	United States Dollar 7,718,765	JPMorgan Chase Bank, N.A.	$375,980	$—	$375,980
8/31/15	Euro 11,120,000	United States Dollar 12,107,901	JPMorgan Chase Bank, N.A.	—	(108,705)	(108,705)
8/31/15	United States Dollar 625,623	Canadian Dollar 815,000	JPMorgan Chase Bank, N.A.	—	(2,576)	(2,576)
8/31/15	United States Dollar 706,948	Canadian Dollar 900,000	JPMorgan Chase Bank, N.A.	—	(18,920)	(18,920)

				$375,980	$(130,201)	$245,779

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	$1,000	5.00	%(1)	12/20/16	$72,360	$(560)	$71,800
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,259	(11,037)	56,222
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,259	(19,753)	47,506
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	151,956	(29,511)	122,445
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,260	(12,783)	54,477
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	151,956	(21,862)	130,094

Total			$8,500				$578,050	$(95,506)	$482,544

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$578,050	$—
Foreign Exchange	Forward foreign currency exchange contracts	375,980	(130,201)

Total		$954,030	$(130,201)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$955,114,003	$2,719,077	$957,833,080
Senior Floating-Rate Interests	—	58,704,439	—	58,704,439
Convertible Bonds	—	10,355,114	—	10,355,114
Commercial Mortgage-Backed Securities	—	7,097,432	—	7,097,432
Common Stocks	29,346,100	—	3,294,524	32,640,624
Convertible Preferred Stocks	694,355	6,161,455	—	6,855,810
Miscellaneous	34,326	3,135,292	9,023,864	12,193,482
Warrants	—	—	16	16
Short-Term Investments	—	115,962,690	—	115,962,690
Total Investments	$30,074,781	$1,156,530,425	$15,037,481	$1,201,642,687
Forward Foreign Currency Exchange Contracts	$—	$375,980	$—	$375,980
Swap Contracts	—	578,050	—	578,050
Total	$30,074,781	$1,157,484,455	$15,037,481	$1,202,596,717

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(130,201)	$—	$(130,201)
Total	$—	$(130,201)	$—	$(130,201)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015